Loss per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Loss per share
Loss per share

The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In millions of U.S. dollars)	Year ended December 31,
	2017	2016	2015

Net loss attributable to shareholders	(297.7)	(66.8)	(73.0)
Effect of dilution	—	—	—
Diluted net loss attributable to stockholders	(297.7)	(66.8)	(73.0)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In millions of U.S. dollars)	Year ended December 31,
	2017	2016	2015

Basic loss per share:
Weighted average number of common shares outstanding	24.1	24.1	24.1

Diluted loss per share:
Weighted average number of common shares outstanding	24.1	24.1	24.1
Effect of dilution	—	—	—
Diluted numbers of shares	24.1	24.1	24.1

Basic loss per share (U.S. dollars)	(12.35)	(2.77)	(3.03)
Diluted loss per share (U.S. dollars)	(12.35)	(2.77)	(3.03)
* As a result of the 1 for 10 reverse stock split and capital reduction, the earnings per share has been retrospectively adjusted. Refer to Note 17 "Common Share Capital" for more information

Interests in the existing NADL common shares will be extinguished under the Plan. Holders of existing NADL common shares are expected to receive no recovery. The RSA contemplates certain releases and exculpations and implementation of a customary equity-based employee incentive plan at closing. The transactions contemplated by the RSA are subject to court approval and other terms and conditions.